Long-Term Debt (Details) - Schedule of aggregate maturities of long-term debt $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Aggregate Maturities of Long Term Debt [Abstract]
2023	$ 269
2024	275
2025	280
2026	286
2027	291
Thereafter	272
Total	$ 1,673